Share-based Compensation - Options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning	56,274,213	59,961,539	48,740,000
Number of options granted	0	2,765,000	18,035,000
Number of options Exercised	(3,770,958)	(4,502,326)	(5,403,461)
Number of options Forfeited	(831,250)	(1,950,000)	(1,410,000)
Outstanding at the end	51,672,005	56,274,213	59,961,539	48,740,000
Weighted average exercise price per share
Outstanding at the beginning (in dollars per share)	$ 0.16	$ 0.17	$ 0.33
Granted (in dollars per share)		0.20	0.24
Exercised (in dollars per share)	0.31	0.20	0.14
Forfeited (in dollars per share)	0.36	0.47	0.31
Outstanding at the end (in dollars per share)	0.15	0.16	0.17	$ 0.33
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	4.42	4.40	1.05
Granted (in dollars per share)		3.27	12.55
Exercised (in dollars per share)	3.54	2.09	0.68
Forfeited (in dollar per share)	7.16	7.69	7.21
Outstanding at the end (in dollars per share)	$ 4.44	$ 4.42	$ 4.40	$ 1.05
Weighted average remaining contractual term and Aggregate intrinsic value
Weighted average remaining contractual term	4 years 11 months 12 days	6 years 14 days	6 years 11 months 12 days	7 years 7 days
Outstanding at the beginning (in dollars)	$ 98,287	$ 364,287	$ 591,879
Outstanding at the end (in dollars)	105,285	98,287	364,287	$ 591,879
Difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock	$ 118,846	107,484	$ 374,760
Share Option
Number of shares
Number of options granted	0
Weighted average remaining contractual term and Aggregate intrinsic value
Unrecognized share-based compensation expense	$ 65,970	$ 127,887
Weighted-average vesting period	6 months 21 days	1 year 18 days